Credit Quality of Financing Receivables and the Allowance for Credit Losses	9 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Credit Quality of Financing Receivables and the Allowance for Credit Losses
7.	Credit Quality of Financing Receivables and the Allowance for Credit Losses
The Company and its subsidiaries provide the following information disaggregated by portfolio segment and class of financing receivable.
Allowance for credit losses—by portfolio segment
Credit quality of financing receivables—by class

•	Impaired loans

•	Credit quality indicators

•	Non-accrual and past-due financing receivables
Information about troubled debt restructurings—by class
A portfolio segment is defined as the level at which an entity develops and documents a systematic methodology to determine its allowance for credit losses. The Company and its subsidiaries classify our portfolio segments by instruments of loans and finance leases. Classes of financing receivables are determined based on the initial measurement attribute, risk characteristics of the financing receivables and the method for monitoring and assessing obligors’ credit risk, and are defined as the level of detail necessary for a financial statement user to understand the risks inherent in the financing receivables. Classes of financing receivables generally are a disaggregation of a portfolio segment, and the Company and its subsidiaries disaggregate our portfolio segments into classes by regions, instruments or industries of our debtors.

The following table provides information about the allowance for credit losses as of March 31, 2019, for the nine and three months ended December 31, 2018 and 2019:

	Nine months ended December 31, 2018
	Millions of yen
	Loans				Finance leases	Total
	Consumer	Corporate		Purchased loans *1
		Non-recourse loans	Other
Allowance for credit losses :
Beginning balance	¥21,196	¥688	¥18,407	¥4,292	¥10,089	¥54,672
Provision (Reversal)	9,129	(13)	2,418	(241)	2,782	14,075
Charge-offs	(7,867)	0	(2,692)	(358)	(1,671)	(12,588)
Recoveries	465	0	196	102	141	904
Other *2	(16)	18	346	2	(70)	280

Ending balance	¥22,907	¥693	¥18,675	¥3,797	¥11,271	¥57,343

Individually evaluated for impairment	3,349	47	6,985	2,406	0	12,787
Not individually evaluated for impairment	19,558	646	11,690	1,391	11,271	44,556
Financing receivables :
Ending balance	¥1,856,623	¥89,084	¥1,166,032	¥16,756	¥1,165,792	¥4,294,287

Individually evaluated for impairment	22,793	3,232	24,215	4,176	0	54,416
Not individually evaluated for impairment	1,833,830	85,852	1,141,817	12,580	1,165,792	4,239,871

	Three months ended December 31, 2018
	Millions of yen
	Loans				Finance leases	Total
	Consumer	Corporate		Purchased loans *1
		Non-recourse loans	Other
Allowance for credit losses :
Beginning balance	¥22,060	¥627	¥18,409	¥3,905	¥10,839	¥55,840
Provision (Reversal)	3,390	74	1,426	(55)	1,030	5,865
Charge-offs	(2,727)	0	(931)	(54)	(496)	(4,208)
Recoveries	178	0	48	6	21	253
Other *2	6	(8)	(277)	(5)	(123)	(407)

Ending balance	¥22,907	¥693	¥18,675	¥3,797	¥11,271	¥57,343

	March 31, 2019
	Millions of yen
	Loans				Finance leases	Total
	Consumer	Corporate		Purchased loans *1
		Non-recourse loans	Other
Allowance for credit losses :
Ending balance	¥21,195	¥919	¥20,662	¥3,186	¥12,049	¥58,011

Individually evaluated for impairment	3,372	166	8,276	1,917	0	13,731
Not individually evaluated for impairment	17,823	753	12,386	1,269	12,049	44,280
Financing receivables :
Ending balance	¥1,906,022	¥99,028	¥1,201,893	¥16,416	¥1,155,632	¥4,378,991

Individually evaluated for impairment	23,163	4,448	27,452	3,764	0	58,827
Not individually evaluated for impairment	1,882,859	94,580	1,174,441	12,652	1,155,632	4,320,164
	Nine months ended December 31, 2019
	Millions of yen
	Loans				Finance leases	Total
	Consumer	Corporate		Purchased loans *1
		Non-recourse loans	Other
Allowance for credit losses :
Beginning balance	¥21,195	¥919	¥20,662	¥3,186	¥12,049	¥58,011
Provision (Reversal)	9,931	353	3,240	(133)	2,333	15,724
Charge-offs	(9,360)	(1)	(5,046)	(470)	(1,937)	(16,814)
Recoveries	419	0	142	48	23	632
Other *3	(26)	(6)	(609)	11	(1)	(631)

Ending balance	¥22,159	¥1,265	¥18,389	¥2,642	¥12,467	¥56,922

Individually evaluated for impairment	3,528	229	6,009	1,488	0	11,254
Not individually evaluated for impairment	18,631	1,036	12,380	1,154	12,467	45,668

Financing receivables :
Ending balance	¥2,126,058	¥143,103	¥1,251,329	¥14,806	¥1,142,339	¥4,677,635

Individually evaluated for impairment	26,147	2,516	38,119	2,998	0	69,780
Not individually evaluated for impairment	2,099,911	140,587	1,213,210	11,808	1,142,339	4,607,855

	Three months ended December 31, 2019
	Millions of yen
	Loans				Finance leases	Total
	Consumer	Corporate		Purchased loans *1
		Non-recourse loans	Other
Allowance for credit losses :
Beginning balance	¥21,789	¥1,055	¥17,333	¥2,760	¥12,236	¥55,173
Provision (Reversal)	2,956	192	1,499	(55)	559	5,151
Charge-offs	(2,740)	0	(687)	(107)	(599)	(4,133)
Recoveries	146	0	45	28	13	232
Other *3	8	18	199	16	258	499

Ending balance	¥22,159	¥1,265	¥18,389	¥2,642	¥12,467	¥56,922

Note: Loans held for sale are not included in the table above.
*1
Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely.

*2	Other mainly includes foreign currency translation adjustments.
*3	Other mainly includes foreign currency translation adjustments and a decrease in allowance related to a sale of a subsidiary.

In developing the allowance for credit losses, the Company and its subsidiaries consider, among other things, the following factors:

•	business characteristics and financial conditions of obligors;

•	current economic conditions and trends;

•	prior charge-off experience;

•	current delinquencies and delinquency trends; and

•	value of underlying collateral and guarantees.
The Company and its subsidiaries individually develop the allowance for credit losses for impaired loans. For non-impaired
loans, including loans that are not individually evaluated for impairment, and finance leases, the Company and its subsidiaries evaluate prior charge-off
experience as segmented by debtor’s industry and the purpose of the loans and develop the allowance for credit losses based on such prior charge-off
experience as well as current economic conditions.
In common with all portfolio segments, a deterioration of debtors’ condition may increase the risk of delay in payments of principal and interest. For loans to consumer borrowers, the amount of the allowance for credit losses is changed by the variation of individual debtors’ creditworthiness and value of underlying collateral and guarantees, and the prior charge-off
experience. For loans to corporate other borrowers and finance leases, the amount of the allowance for credit losses is changed by current economic conditions and trends, the value of underlying collateral and guarantees, and the prior charge-off
experience in addition to the debtors’ creditworthiness.
The decline of the value of underlying collateral and guarantees may increase the risk of inability to collect from the loans and finance leases. Particularly for non-recourse
loans for which cash flow from real estate is the source of repayment, their collection depends on the real estate collateral value, which may decline as a result of decrease in liquidity of the real estate market, rise in vacancy rate of rental properties, fall in rents and other factors. These risks may change the amount of the allowance for credit losses. For purchased loans, their collection may decrease due to a decline in the real estate collateral value and debtors’ creditworthiness. Thus, these risks may change the amount of the allowance for credit losses.
In common with all portfolio segments, the Company and its subsidiaries charge off doubtful receivables when the likelihood of any future collection is believed to be minimal, mainly based upon an evaluation of the relevant debtors’ creditworthiness and the liquidation status of collateral.

The following table provides information about the impaired loans as of March 31, 2019 and December 31, 2019:

	March 31, 2019
		Millions of yen
Portfolio segment	Class	Loans individually evaluated for impairment	Unpaid principal balance	Related allowance
With no related allowance recorded *1		¥17,593	¥17,521	¥0
Consumer borrowers		1,158	1,111	0
	Housing loans	589	542	0
	Card loans	0	0	0
	Other	569	569	0
Corporate borrowers		16,329	16,304	0
Non-recourse loans	Japan	232	232	0
	The Americas	3,404	3,404	0
Other	Real estate companies	887	887	0
	Entertainment companies	0	0	0
	Other	11,806	11,781	0
Purchased loans		106	106	0
With an allowance recorded *2		41,234	40,234	13,731
Consumer borrowers		22,005	21,401	3,372
	Housing loans	3,845	3,639	835
	Card loans	3,945	3,937	633
	Other	14,215	13,825	1,904
Corporate borrowers		15,571	15,175	8,442
Non-recourse loans	Japan	0	0	0
	The Americas	812	812	166
Other	Real estate companies	1,493	1,480	419
	Entertainment companies	1,382	1,374	490
	Other	11,884	11,509	7,367
Purchased loans		3,658	3,658	1,917

Total		¥58,827	¥57,755	¥13,731

Consumer borrowers		23,163	22,512	3,372

	Housing loans	4,434	4,181	835

	Card loans	3,945	3,937	633

	Other	14,784	14,394	1,904

Corporate borrowers		31,900	31,479	8,442

Non-recourse loans	Japan	232	232	0

	The Americas	4,216	4,216	166

Other	Real estate companies	2,380	2,367	419

	Entertainment companies	1,382	1,374	490

	Other	23,690	23,290	7,367

Purchased loans		3,764	3,764	1,917

	December 31, 2019
		Millions of yen
Portfolio segment	Class	Loans individually evaluated for impairment	Unpaid principal balance	Related allowance
With no related allowance recorded *1		¥30,813	¥30,811	¥0
Consumer borrowers		1,088	1,086	0
	Housing loans	682	680	0
	Card loans	0	0	0
	Other	406	406	0
Corporate borrowers		29,616	29,616	0
Non-recourse loans	The Americas	1,751	1,751	0
Other	Real estate companies	14,009	14,009	0
	Entertainment companies	31	31	0
	Other	13,825	13,825	0
Purchased loans		109	109	0
With an allowance recorded *2		38,967	38,507	11,254
Consumer borrowers		25,059	24,740	3,528
	Housing loans	5,301	5,285	802
	Card loans	3,914	3,906	625
	Other	15,844	15,549	2,101
Corporate borrowers		11,019	10,878	6,238
Non-recourse loans	The Americas	765	765	229
Other	Real estate companies	1,173	1,160	373
	Entertainment companies	453	452	109
	Other	8,628	8,501	5,527
Purchased loans		2,889	2,889	1,488

Total		¥69,780	¥69,318	¥11,254

Consumer borrowers		26,147	25,826	3,528

	Housing loans	5,983	5,965	802

	Card loans	3,914	3,906	625

	Other	16,250	15,955	2,101

Corporate borrowers		40,635	40,494	6,238

Non-recourse loans	The Americas	2,516	2,516	229

Other	Real estate companies	15,182	15,169	373

	Entertainment companies	484	483	109

	Other	22,453	22,326	5,527

Purchased loans		2,998	2,998	1,488

Note: Loans held for sale are not included in the table above.
*1	“With no related allowance recorded” represents impaired loans with no allowance for credit losses as all amounts are considered to be collectible.
*2	“With an allowance recorded” represents impaired loans with the allowance for credit losses as all or a part of the amounts are not considered to be collectible.
The Company and its subsidiaries recognize installment loans other than purchased loans and loans to consumer borrowers as impaired loans when principal or interest is past-due
90 days or more, or it is probable that the Company and its subsidiaries will be unable to collect all amounts due according to the contractual terms of the loan agreements due to various debtor conditions, including insolvency filings, suspension of bank transactions, dishonored bills and deterioration of businesses. For non-recourse
loans, in addition to these conditions, the Company and its subsidiaries perform an impairment review using financial covenants, acceleration clauses, loan-to-value
ratios, and other relevant available information.
For purchased loans, the Company and its subsidiaries recognize them as impaired loans when it is probable that the Company and its subsidiaries will be unable to collect book values of the remaining investment due to factors such as a decline in the real estate collateral value and debtors’ creditworthiness since the acquisition of these loans.
The Company and its subsidiaries consider that loans to consumer borrowers, including housing loans, card loans and other, are impaired when terms of these loans are modified as troubled debt restructurings.
Interest payments received on impaired loans other than purchased loans are recorded as interest income unless the collection of the remaining investment is doubtful at which time payments received are recorded as reductions of principal. For purchased loans, although the acquired assets may remain loans in legal form, collections on these loans often do not reflect the normal historical experience of collecting delinquent accounts, and the need to tailor individual collateral-realization strategies often makes it difficult to reliably estimate the amount, timing, or nature of collections. Accordingly, the Company and its subsidiaries use the cost recovery method of income recognition for such purchased loans regardless of whether impairment is recognized or not.
In common with all classes, impaired loans are individually evaluated for a valuation allowance based on the present value of expected future cash flows, the loan’s observable market price or the fair value of the collateral securing the loans if the loans are collateral-dependent. For non-recourse
loans, in principle, the estimated collectible amount is determined based on the fair value of the collateral securing the loans as they are collateral-dependent. Further for certain non-recourse
loans, the estimated collectible amount is determined based on the present value of expected future cash flows. The fair value of the real estate collateral securing the loans is determined using appraisals prepared by independent third-party appraisers or our own staff of qualified appraisers based on recent transactions involving sales of similar assets or other valuation techniques such as discounted cash flows methodologies using future cash flows estimated to be generated from operation of the existing assets or completion of development projects, as appropriate. We generally obtain a new appraisal once a fiscal year. In addition, we periodically monitor circumstances of the real estate collateral and then obtain a new appraisal in situations involving a significant change in economic and/or physical conditions which may materially affect its fair value. For impaired purchased loans, the Company and its subsidiaries develop the allowance for credit losses based on the difference between the book value and the estimated collectible amount of such loans.
The following table provides information about the average recorded investments in impaired loans and interest income on impaired loans for the nine and three months ended December 31, 2018 and 2019:

	Nine months ended December 31, 2018
		Millions of yen
Portfolio segment	Class	Average recorded investments in impaired loans *	Interest income on impaired loans	Interest on impaired loans collected in cash
Consumer borrowers		¥20,526	¥299	¥270
	Housing loans	4,121	105	103
	Card loans	4,029	46	40
	Other	12,376	148	127
Corporate borrowers		24,493	248	237
Non-recourse loans	Japan	249	4	4
	The Americas	2,607	0	0
Other	Real estate companies	2,490	26	26
	Entertainment companies	1,536	29	23
	Other	17,611	189	184
Purchased loans		4,761	42	41

Total		¥49,780	¥589	¥548

	Nine months ended December 31, 2019
		Millions of yen
Portfolio segment	Class	Average recorded investments in impaired loans *	Interest income on impaired loans	Interest on impaired loans collected in cash
Consumer borrowers		¥24,268	¥341	¥300
	Housing loans	4,906	109	105
	Card loans	3,924	44	38
	Other	15,438	188	157
Corporate borrowers		31,962	106	104
Non-recourse loans	Japan	172	2	2
	The Americas	3,077	0	0
Other	Real estate companies	5,260	25	25
	Entertainment companies	940	18	18
	Other	22,513	61	59
Purchased loans		3,484	139	139

Total		¥59,714	¥586	¥543

	Three months ended December 31, 2018
		Millions of yen
Portfolio segment	Class	Average recorded investments in impaired loans *	Interest income on impaired loans	Interest on impaired loans collected in cash
Consumer borrowers		¥22,433	¥78	¥78
	Housing loans	4,561	16	16
	Card loans	4,003	14	14
	Other	13,869	48	48
Corporate borrowers		27,695	26	26
Non-recourse loans	Japan	242	0	0
	The Americas	2,173	0	0
Other	Real estate companies	2,417	8	8
	Entertainment companies	1,472	5	5
	Other	21,391	13	13
Purchased loans		4,311	10	10

Total		¥54,439	¥114	¥114

	Three months ended December 31, 2019
		Millions of yen
Portfolio segment	Class	Average recorded investments in impaired loans *	Interest income on impaired loans	Interest on impaired loans collected in cash
Consumer borrowers		¥25,781	¥106	¥100
	Housing loans	5,840	34	32
	Card loans	3,908	13	13
	Other	16,033	59	55
Corporate borrowers		33,618	54	54
Non-recourse loans	Japan	111	0	0
	The Americas	2,495	0	0
Other	Real estate companies	8,312	6	6
	Entertainment companies	499	4	4
	Other	22,201	44	44
Purchased loans		3,110	53	53

Total		¥62,509	¥213	¥207

Note: Loans held for sale are not included in the table above.
*	Average balances are calculated on the basis of fiscal beginning and quarter-end balances.
The following table provides information about the credit quality indicators as of March 31, 2019 and December 31, 2019:

	March 31, 2019
		Millions of yen
			Non-performing
Portfolio segment	Class	Performing	Loans individually evaluated for impairment	90+ days past-due loans not individually evaluated for impairment	Subtotal	Total
Consumer borrowers		¥1,870,447	¥23,163	¥12,412	¥35,575	¥1,906,022
	Housing loans	1,593,005	4,434	1,388	5,822	1,598,827
	Card loans	239,523	3,945	1,671	5,616	245,139
	Other	37,919	14,784	9,353	24,137	62,056
Corporate borrowers		1,269,021	31,900	0	31,900	1,300,921
Non-recourse loans	Japan	48,881	232	0	232	49,113
	The Americas	45,699	4,216	0	4,216	49,915
Other	Real estate companies	352,669	2,380	0	2,380	355,049
	Entertainment companies	64,665	1,382	0	1,382	66,047
	Other	757,107	23,690	0	23,690	780,797
Purchased loans		12,652	3,764	0	3,764	16,416
Finance leases		1,140,825	0	14,807	14,807	1,155,632
	Japan	787,081	0	6,158	6,158	793,239
	Overseas	353,744	0	8,649	8,649	362,393

Total		¥4,292,945	¥58,827	¥27,219	¥86,046	¥4,378,991

	December 31, 2019
		Millions of yen
			Non-performing
Portfolio segment	Class	Performing	Loans individually evaluated for impairment	90+ days past-due loans not individually evaluated for impairment	Subtotal	Total
Consumer borrowers		¥2,087,663	¥26,147	¥12,248	¥38,395	¥2,126,058
	Housing loans	1,832,996	5,983	1,665	7,648	1,840,644
	Card loans	220,801	3,914	1,506	5,420	226,221
	Other	33,866	16,250	9,077	25,327	59,193
Corporate borrowers		1,353,797	40,635	0	40,635	1,394,432
Non-recourse loans	Japan	72,597	0	0	0	72,597
	The Americas	67,990	2,516	0	2,516	70,506
Other	Real estate companies	371,534	15,182	0	15,182	386,716
	Entertainment companies	62,470	484	0	484	62,954
	Other	779,206	22,453	0	22,453	801,659
Purchased loans		11,808	2,998	0	2,998	14,806
Finance leases		1,126,844	0	15,495	15,495	1,142,339
	Japan	765,613	0	6,084	6,084	771,697
	Overseas	361,231	0	9,411	9,411	370,642

Total		¥4,580,112	¥69,780	¥27,743	¥97,523	¥4,677,635

Note: Loans held for sale are not included in the table above.
In common with all classes, the Company and its subsidiaries monitor the credit quality indicators as performing and non-performing
assets. The category of
non-performing
assets includes financing receivables for debtors who have filed for insolvency proceedings, whose bank transactions are suspended, whose bills are dishonored, whose businesses have deteriorated, whose repayment is past-due
90 days or more, financing receivables modified as troubled debt restructurings, and performing assets include all other financing receivables. Regarding purchased loans, they are classified as non-performing
assets when considered impaired, while all the other loans are included in the category of performing assets.

Out of
non-performing
assets, the Company and its subsidiaries consider smaller balance homogeneous loans, including housing loans, card loans and other, which are not restructured and finance leases, as 90 days or more past-due
financing receivables not individually evaluated for impairment, and consider the others as loans individually evaluated for impairment. After the Company and its subsidiaries have set aside provision for those non-performing
assets, the Company and its subsidiaries continue to monitor at least on a quarterly basis the quality of any underlying collateral, the status of management of the debtors and other important factors in order to report to management and develop additional provision as necessary.
The following table provides information about the
non-accrual
and
past-due
financing receivables as of March 31, 2019 and December 31, 2019:

	March 31, 2019
		Millions of yen
		Past-due financing receivables
Portfolio segment	Class	30-89 days past-due	90 days or more past-due	Total past-due	Total financing receivables	Non-accrual
Consumer borrowers		¥5,783	¥15,647	¥21,430	¥1,906,022	¥15,647
	Housing loans	1,721	2,654	4,375	1,598,827	2,654
	Card loans	548	2,127	2,675	245,139	2,127
	Other	3,514	10,866	14,380	62,056	10,866
Corporate borrowers		4,960	13,753	18,713	1,300,921	27,979
Non-recourse loans	Japan	0	0	0	49,113	0
	The Americas	2,925	2,457	5,382	49,915	3,818
Other	Real estate companies	2	552	554	355,049	1,392
	Entertainment companies	0	663	663	66,047	663
	Other	2,033	10,081	12,114	780,797	22,106
Finance leases		7,181	14,807	21,988	1,155,632	14,807
	Japan	679	6,158	6,837	793,239	6,158
	Overseas	6,502	8,649	15,151	362,393	8,649

Total		¥17,924	¥44,207	¥62,131	¥4,362,575	¥58,433

	December 31, 2019
		Millions of yen
		Past-due financing receivables
Portfolio segment	Class	30-89 days past-due	90 days or more past-due	Total past-due	Total financing receivables	Non-accrual
Consumer borrowers		¥5,817	¥15,413	¥21,230	¥2,126,058	¥15,413
	Housing loans	1,826	2,657	4,483	1,840,644	2,657
	Card loans	515	1,946	2,461	226,221	1,946
	Other	3,476	10,810	14,286	59,193	10,810
Corporate borrowers		3,866	28,038	31,904	1,394,432	37,913
Non-recourse loans	Japan	0	0	0	72,597	0
	The Americas	142	2,516	2,658	70,506	2,516
Other	Real estate companies	74	14,263	14,337	386,716	14,368
	Entertainment companies	0	24	24	62,954	24
	Other	3,650	11,235	14,885	801,659	21,005
Finance leases		6,413	15,495	21,908	1,142,339	15,495
	Japan	700	6,084	6,784	771,697	6,084
	Overseas	5,713	9,411	15,124	370,642	9,411

Total		¥16,096	¥58,946	¥75,042	¥4,662,829	¥68,821

Note: Loans held for sale and purchased loans are not included in the table above.
In common with all classes, the Company and its subsidiaries consider financing receivables as past-due
financing receivables when principal or interest is
past-due
30 days or more. Loans whose terms have been modified are not classified as past-due
financing receivables if the principals and interests are not past-due
30 days or more in accordance with the modified terms.

The Company and its subsidiaries suspend accruing revenues on past-due
installment loans and finance leases when principal or interest is past-due
90 days or more, or earlier, if management determines that their collections are doubtful based on factors such as individual debtors’ creditworthiness, historical loss experience, current delinquencies and delinquency trends. Cash repayments received on non-accrual
loans are applied first against past due interest and then any surpluses are applied to principal in view of the conditions of the contract and obligors. The Company and its subsidiaries return to accrual status non-accrual
loans and lease receivables when it becomes probable that the Company and its subsidiaries will be able to collect all amounts due according to the contractual terms of these loans and lease receivables, as evidenced by continual payments from the debtors. The period of such continual payments before returning to accrual status varies depending on factors that we consider are relevant in assessing the debtor’s creditworthiness, such as the debtor’s business characteristics and financial conditions as well as relevant economic conditions and trends.
The following table provides information about troubled debt restructurings of financing receivables that occurred during the nine and three months ended December 31, 2018 and 2019:

	Nine months ended December 31, 2018
		Millions of yen
Portfolio segment	Class	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment
Consumer borrowers		¥9,873	¥6,876
	Housing loans	61	30
	Card loans	1,624	1,055
	Other	8,188	5,791
Corporate borrowers		6,002	6,001
Other	Other	6,002	6,001

Total		¥15,875	¥12,877

	Nine months ended December 31, 2019
		Millions of yen
Portfolio segment	Class	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment
Consumer borrowers		¥9,187	¥6,935
	Housing loans	16	14
	Card loans	1,422	1,052
	Other	7,749	5,869
Corporate borrowers		4,196	4,196
Non-recourse loans	The Americas	340	340
Other	Other	3,856	3,856

Total		¥13,383	¥11,131

	Three months ended December 31, 2018
		Millions of yen
Portfolio segment	Class	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment
Consumer borrowers		¥3,961	¥2,832
	Housing loans	10	5
	Card loans	552	363
	Other	3,399	2,464
Corporate borrowers		2,141	2,141
Other	Other	2,141	2,141

Total		¥6,102	¥4,973

	Three months ended December 31, 2019
		Millions of yen
Portfolio segment	Class	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment
Consumer borrowers		¥3,079	¥2,301
	Card loans	477	364
	Other	2,602	1,937
Corporate borrowers		1,749	1,749
Non-recourse loans	The Americas	340	340
Other	Other	1,409	1,409

Total		¥4,828	¥4,050

A troubled debt restructuring is defined as a restructuring of a financing receivable in which the creditor grants a concession to the debtor for economic or other reasons related to the debtor’s financial difficulties.
The Company and its subsidiaries offer various types of concessions to our debtors to protect as much of our investment as possible in troubled debt restructurings. For the debtors of non-recourse
loans, the Company and its subsidiaries offer concessions including an extension of the maturity date at an interest rate lower than the current market rate for a debt with similar risk characteristics. For the debtors of all financing receivables other than non-recourse
loans, the Company and its subsidiaries offer concessions such as a reduction of the loan principal, a temporary reduction in the interest payments, or an extension of the maturity date at an interest rate lower than the current market rate for a debt with similar risk characteristics. In addition, the Company and its subsidiaries may acquire collateral assets from the debtors in troubled debt restructurings to satisfy fully or partially the loan principal or past due interest.
In common with all portfolio segments, financing receivables modified as troubled debt restructurings are recognized as impaired and are individually evaluated for a valuation allowance. In most cases, these financing receivables have already been considered impaired and individually evaluated for allowance for credit losses prior to the restructurings. However, as a result of the restructuring, the Company and its subsidiaries may recognize additional provision for the restructured receivables.

The following table provides information about financing receivables modified as troubled debt restructurings within the previous 12 months from December 31, 2018 and for which there was a payment default during the nine and three months ended December 31, 2018:

	Nine months ended December 31, 2018
		Millions of yen
Portfolio segment	Class	Recorded investment
Consumer borrowers		¥1,380
	Card loans	23
	Other	1,357

Total		¥1,380

	Three months ended December 31, 2018
		Millions of yen
Portfolio segment	Class	Recorded investment
Consumer borrowers		¥933
	Card loans	20
	Other	913

Total		¥933

The following table provides information about financing receivables modified as troubled debt restructurings within the previous 12 months from December 31, 2019 and for which there was a payment default during the nine and three months ended December 31, 2019:

	Nine months ended December 31, 2019
		Millions of yen
Portfolio segment	Class	Recorded investment
Consumer borrowers		¥1,497
	Card loans	7
	Other	1,490
Consumer borrowers		127
Other	Other	127

Total		¥1,624

	Three months ended December 31, 2019
		Millions of yen
Portfolio segment	Class	Recorded investment
Consumer borrowers		¥444
	Card loans	4
	Other	440
Corporate borrowers		127
Other	Other	127

Total		¥571

The Company and its subsidiaries consider financing receivables whose terms have been modified in a restructuring as defaulted receivables when principal or interest is past-due
90 days or more in accordance with the modified terms.
In common with all portfolio segments, the Company and its subsidiaries suspend accruing revenues and may recognize additional provision as necessary for the defaulted financing receivables.
As of March 31, 2019 and December 31, 2019, there were no foreclosed residential real estate properties. The carrying amounts of installment loans in consumer mortgage loans collateralized by residential real estate property that are in the process of foreclosure were ¥251 million and ¥323 million as of March 31, 2019 and December 31, 2019, respectively.